Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Summary of Weighted Average Shares and Adjusted Weighted Average Shares
The weighted average number of ordinary shares for the purposes of diluted earnings per share reconciles to the weighted average number of ordinary shares used in the calculation of basic earnings per share as follows:

	December 31, 2020	December 31, 2019

Weighted average number of ordinary shares used in the calculation of basic earnings per share	171,047,400	158,855,924
Dilutive impact of share options	1,369,750	—
Dilutive impact of restricted share units	433,838	526,058
Dilutive impact of performance share units and restricted share units with performance criteria	2,379,892	2,156,654

Weighted average number of ordinary shares used in the calculation of diluted earnings per share	175,230,880	161,538,636